Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for Income Tax Expense (Benefit)

The provision for income tax expense (benefit) for the years ended December 31, 2013, 2012 and 2011 consisted of the following:

	2013	2012	2011
Current
Federal	($32)	210	1,011
State	110	120	110

	78	330	1,121

Deferred
Federal	566	487	(637)
State	—	—	—

	566	487	(637)

	$644	817	484

Reconciliation of Federal Income Tax Rate

Total income tax expense for the years ended December 31, 2013, 2012, and 2011 differed from the amounts computed by applying the federal income tax rate of 34 percent to income before income taxes as follows:

	2013	2012	2011
Expected federal income taxexpense at statutory tax rate	$1,498	1,661	1,157
Effect of nontaxable interest income	(590)	(575)	(547)
Effect of nontaxable bank owned life insurance income	(120)	(136)	(107)
Effect of QSCAB credit	(220)	(220)	(220)
State taxes on income, net of federal benefit	73	79	73
Other tax credits	(80)	(64)	—
Non deductible expenses	83	72	128

Total income tax expense	$644	817	484

Effective rate	14.6%	16.7%	14.2%

Components of Deferred Taxes

The components of deferred taxes as of December 31, 2013, and December 31, 2012, are summarized as follows:

	2013	2012
Deferred tax assets:
Allowance for loan loss	$2,952	$3,620
Accrued expenses	310	297
Intangible amortization	1,184	1,365
Other	275	110
Unrealized loss on items in comprehensive income	736	—
Other real estate owned	63	34

	5,520	5,426

Deferred tax liabilities:
FHLB stock dividends	(787)	(787)
Unrealized gain on items in comprehensive income	—	(5,007)
Depreciation and amortization	(123)	(200)

	(910)	(5,994)

Net deferred tax asset (liability)	$4,610	($568)